SP Funds Dow Jones Global Sukuk ETF

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Corporate Sukuk - 42.4%
Airlines - 0.6%
Unity 1 Sukuk Ltd.
2.394% , 11/03/2025	900,000	$841,685

Banks - 16.3%
AUB Sukuk Ltd.
2.615% , 09/09/2026	1,000,000	909,450
Boubyan Sukuk Ltd.
2.593% , 02/18/2025	1,000,000	957,872
3.389% , 03/29/2027	800,000	761,435
DIB Sukuk Ltd.
2.950% , 02/20/2025	1,000,000	957,400
2.950% , 01/16/2026	1,800,000	1,699,981
1.959% , 06/22/2026	1,400,000	1,280,323
2.740% , 02/16/2027	1,000,000	919,421
5.493% , 11/30/2027	1,000,000	1,011,569
4.800% , 08/16/2028	1,400,000	1,384,494
EI Sukuk Co. Ltd.
1.827% , 09/23/2025	800,000	744,000
2.082% , 11/02/2026	800,000	729,960
Fab Sukuk Co. Ltd.
2.500% , 01/21/2025	800,000	766,240
1.411% , 01/14/2026	1,000,000	915,478
2.591% , 03/02/2027	800,000	741,400
4.581% , 01/17/2028	800,000	787,592
MAR Sukuk Ltd.
3.025% , 11/13/2024	800,000	774,604
2.210% , 09/02/2025	1,000,000	940,000
QIB Sukuk Ltd.
6.981% (3 Month LIBOR USD + 1.350%), 02/07/2025 (1)	1,000,000	1,011,782
1.950% , 10/27/2025	1,200,000	1,115,129
SIB Sukuk Co III Ltd.
2.850% , 06/23/2025	800,000	765,605
SNB Sukuk Ltd.
2.342% , 01/19/2027	1,000,000	910,086
Warba Sukuk Ltd.
2.982% , 09/24/2024	800,000	775,495
		20,859,316
Commercial Services - 2.7%
DP World Crescent Ltd.
4.848% , 09/26/2028	1,400,000	1,379,819
3.875% , 07/18/2029	1,400,000	1,304,727
3.750% , 01/30/2030	800,000	739,990
		3,424,536
Diversified Financial Services - 1.4%
AIR Lease Corp Sukuk Ltd.
5.850% , 04/01/2028	800,000	810,088
DAE Sukuk Difc Ltd.
3.750% , 02/15/2026	1,000,000	943,070
		1,753,158
Electric - 6.9%
Saudi Electricity Global Sukuk Co 2
5.060% , 04/08/2043	1,400,000	1,319,561
Saudi Electricity Global Sukuk Co 3
5.500% , 04/08/2044	1,400,000	1,363,229
Saudi Electricity Global Sukuk Co 4
4.723% , 09/27/2028	1,600,000	1,591,702
Saudi Electricity Global Sukuk Co 5
1.740% , 09/17/2025	1,000,000	930,477
2.413% , 09/17/2030	1,000,000	858,250
Tabreed Sukuk Spc Ltd.
5.500% , 10/31/2025	800,000	797,010
TNB Global Ventures Capital Bhd.
3.244% , 10/19/2026	1,000,000	936,850
4.851% , 11/01/2028	1,000,000	982,444
		8,779,523
Investment Companies - 0.5%
Senaat Sukuk Ltd.
4.760% , 12/05/2025	600,000	594,390

Oil & Gas - 4.4%
SA Global Sukuk Ltd.
1.602% , 06/17/2026	2,600,000	2,361,180
2.694% , 06/17/2031	3,800,000	3,239,021
		5,600,201
Pipelines - 1.6%
TMS Issuer Sarl
5.780% , 08/23/2032	2,000,000	2,037,436

Real Estate - 5.8%
Aldar Sukuk Ltd.
4.750% , 09/29/2025	800,000	788,000
Aldar Sukuk No 2 Ltd.
3.875% , 10/22/2029	800,000	740,515
DIFC Sukuk Ltd.
4.325% , 11/12/2024	1,000,000	979,234
Emaar Sukuk Ltd.
3.635% , 09/15/2026	1,000,000	944,948
3.875% , 09/17/2029	800,000	747,800
3.700% , 07/06/2031	800,000	726,328
MAF Sukuk Ltd.
4.500% , 11/03/2025	800,000	784,924
4.638% , 05/14/2029	800,000	779,919
3.933% , 02/28/2030	1,000,000	928,117
		7,419,785
Telecommunications - 2.2%
Axiata SPV2 Bhd.
4.357% , 03/24/2026	600,000	583,767
2.163% , 08/19/2030	800,000	663,995
Saudi Telecom Co.
3.890% , 05/13/2029	1,600,000	1,519,561
		2,767,323
Total Corporate Sukuk
(Cost $56,455,343)		54,077,353

Foreign Government Sukuk - 55.8%
Multi-National - 12.2%
ICDPS Sukuk Ltd.
1.810% , 10/15/2025	600,000	552,900
IDB Trust Services Ltd.
1.957% , 10/02/2024	1,800,000	1,733,537
1.809% , 02/26/2025	1,600,000	1,517,741
0.908% , 06/25/2025	800,000	736,669
Isdb Trust Services NO 2 SARL
1.262% , 03/31/2026	3,200,000	2,914,064
1.435% , 10/21/2026	2,227,000	1,998,466
3.213% , 04/28/2027	2,200,000	2,089,021
4.747% , 10/27/2027	1,400,000	1,401,169
4.598% , 03/14/2028	2,600,000	2,592,291
		15,535,858
Sovereign - 43.6%
Hong Kong Sukuk 2017 Ltd.
3.132% , 02/28/2027	1,400,000	1,336,329
KSA Sukuk Ltd.
3.628% , 04/20/2027	5,500,000	5,253,270
5.268% , 10/25/2028	3,200,000	3,255,616
4.303% , 01/19/2029	2,600,000	2,530,047
2.969% , 10/29/2029	3,200,000	2,875,063
2.250% , 05/17/2031	2,600,000	2,167,807
Malaysia Sovereign Sukuk Bhd.
3.043% , 04/22/2025	1,400,000	1,356,502
4.236% , 04/22/2045	700,000	641,865
Malaysia Sukuk Global Bhd.
3.179% , 04/27/2026	1,350,000	1,292,015
4.080% , 04/27/2046	700,000	620,133
Malaysia Wakala Sukuk Bhd.
2.070% , 04/28/2031	1,150,000	970,927
3.075% , 04/28/2051	700,000	511,067
Perusahaan Penerbit SBSN Indonesia III
4.350% , 09/10/2024	2,000,000	1,981,199
4.325% , 05/28/2025	2,500,000	2,458,673
2.300% , 06/23/2025	1,000,000	947,344
4.550% , 03/29/2026	2,200,000	2,170,544
1.500% , 06/09/2026	1,600,000	1,449,538
4.150% , 03/29/2027	2,600,000	2,521,125
4.400% , 06/06/2027	2,200,000	2,154,013
4.400% , 03/01/2028	2,200,000	2,141,911
4.450% , 02/20/2029	1,700,000	1,654,819
2.800% , 06/23/2030	1,400,000	1,213,762
2.550% , 06/09/2031	1,400,000	1,178,315
4.700% , 06/06/2032	2,000,000	1,952,992
3.800% , 06/23/2050	1,000,000	772,376
3.550% , 06/09/2051	1,000,000	745,822
RAK Capital
3.094% , 03/31/2025	1,400,000	1,345,849
Sharjah Sukuk Ltd.
3.764% , 09/17/2024	1,000,000	979,400
Sharjah Sukuk Program Ltd.
3.854% , 04/03/2026	1,400,000	1,346,773
2.942% , 06/10/2027	1,400,000	1,279,580
4.226% , 03/14/2028	1,600,000	1,521,184
3.234% , 10/23/2029	1,440,000	1,279,079
3.886% , 04/04/2030	1,000,000	910,285
3.200% , 07/13/2031	1,000,000	857,405
		55,672,629
Total Foreign Government Sukuk
(Cost $74,646,359)		71,208,487

Total Investments in Securities - 98.2%
(Cost $131,101,702)		125,285,840
Other Assets in Excess of Liabilities - 1.8%		2,252,029
Total Net Assets - 100.0%		$127,537,869

LIBOR	London Interbank Offered Rate
USD	United States Dollar
(1)	Variable rate security; rate shown is the rate in effect on August 31, 2023. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

			Percentage
			of Total
	Portfolio Diversification	Value	Investments
	Cayman Islands	$70,788,245	56.5%
	Indonesia	23,342,433	18.6
	Luxembourg	13,032,447	10.4
	Malaysia	8,559,564	6.8
	Jersey	3,987,947	3.2
	United Arab Emirates	2,719,314	2.2
	Saudi Arabia	1,519,561	1.2
	Hong Kong	1,336,329	1.1
		$125,285,840	100.0%

Summary of Fair Value Exposure at August 31, 2023

The SP Funds Dow Jones Global Sukuk ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$–	$54,077,353	$–	$54,077,353
Foreign Government Sukuk (2)	–	71,208,487	–	71,208,487
Total Investments in Securities	$–	$125,285,840	$–	$125,285,840

(1) See Schedule of Investments for the industry breakout.
(2) See Schedule of Investments for the security type breakout.